UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2020

QS

U.S. LARGE CAP

EQUITY FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS U.S. Large Cap Equity Fund for the six-month reporting period ended May 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2020

II	QS U.S. Large Cap Equity Fund

Performance review

For the six months ended May 31, 2020, Class IS shares of QS U.S. Large Cap Equity Fund returned -4.30%. The Fund’s unmanaged benchmark, the Russell 1000 Indexi, returned -2.17% for the same period. The Lipper Large-Cap Core Funds Category Averageii returned -3.22% over the same time frame.

Performance Snapshot as of May 31, 2020 (unaudited)
6 months
QS U.S. Large Cap Equity Fund:
Class FI	-4.48%
Class I	-4.32%
Class IS	-4.30%
Russell 1000 Index	-2.17%
Lipper Large-Cap Core Funds Category Average	-3.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2020, the gross total annual fund operating expense ratios for Class FI, Class I and Class IS shares were 1.36%, 0.74% and 0.74%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.05% for Class FI shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular

QS U.S. Large Cap Equity Fund	III

Performance review (cont’d)

business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2020

RISKS: Common stocks are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations. Foreign securities may involve certain risks not typically associated with investing in U.S. securities, including economic, political and social factors and currency fluctuations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. The Fund will also indirectly bear its proportionate share of the management fees and other expenses that are charged by the ETF, in addition to the management fees and other expenses paid by the Fund. Investments in real estate investment trusts (“REITs”) expose the Fund to risks similar to investing directly in real estate, and the value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Fund. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	QS U.S. Large Cap Equity Fund

[i]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 682 funds in the Fund’s Lipper category, and excluding sales charge, if any.

QS U.S. Large Cap Equity Fund	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2020 and November 30, 2019 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2019 and held for the six months ended May 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class FI	-4.48%	$1,000.00	$955.20	1.05%	$5.13	Class FI	5.00%	$1,000.00	$1,019.75	1.05%	$5.30
Class I	-4.32	1,000.00	956.80	0.79	3.86	Class I	5.00	1,000.00	1,021.05	0.79	3.99
Class IS	-4.30	1,000.00	957.00	0.70	3.42	Class IS	5.00	1,000.00	1,021.50	0.70	3.54

2	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

[1]	For the six months ended May 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2020

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 9.7%
Diversified Telecommunication Services — 0.6%
AT&T Inc.	25,998	$802,298
Cogent Communications Holdings Inc.	41,000	3,137,320
Verizon Communications Inc.	12,967	744,047
Total Diversified Telecommunication Services		4,683,665
Entertainment — 2.2%
Electronic Arts Inc.	49,725	6,110,208	*
Take-Two Interactive Software Inc.	20,000	2,723,400	*
Zynga Inc., Class A Shares	888,700	8,131,605	*
Total Entertainment		16,965,213
Interactive Media & Services — 5.9%
Alphabet Inc., Class A Shares	5,557	7,966,071	*
Alphabet Inc., Class C Shares	14,200	20,290,664	*
Facebook Inc., Class A Shares	82,500	18,569,925	*
Total Interactive Media & Services		46,826,660
Wireless Telecommunication Services — 1.0%
Telephone & Data Systems Inc.	185,000	3,790,650
United States Cellular Corp.	140,630	4,431,251	*
Total Wireless Telecommunication Services		8,221,901
Total Communication Services		76,697,439
Consumer Discretionary — 10.3%
Auto Components — 0.1%
Goodyear Tire & Rubber Co.	145,000	1,103,450
Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp.	28,700	2,238,313
Household Durables — 0.8%
PulteGroup Inc.	187,451	6,367,711
Internet & Direct Marketing Retail — 5.8%
Amazon.com Inc.	13,601	33,218,674	*
Booking Holdings Inc.	4,700	7,705,274	*
eBay Inc.	101,900	4,640,526
Total Internet & Direct Marketing Retail		45,564,474
Specialty Retail — 1.9%
Foot Locker Inc.	57,149	1,583,027
Home Depot Inc.	55,000	13,666,400
Total Specialty Retail		15,249,427

See Notes to Financial Statements.

4	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp.	36,495	$6,661,433	*
Ralph Lauren Corp.	56,357	4,255,517
Total Textiles, Apparel & Luxury Goods		10,916,950
Total Consumer Discretionary		81,440,325
Consumer Staples — 5.9%
Beverages — 1.0%
Monster Beverage Corp.	110,470	7,943,898	*
Food & Staples Retailing — 0.8%
Kroger Co.	206,212	6,726,635
Food Products — 2.3%
Hershey Co.	49,000	6,648,320
Ingredion Inc.	72,600	6,115,098
Pilgrim’s Pride Corp.	254,085	5,251,937	*
Total Food Products		18,015,355
Household Products — 0.8%
Procter & Gamble Co.	40,000	4,636,800
Spectrum Brands Holdings Inc.	33,800	1,599,416
Total Household Products		6,236,216
Tobacco — 1.0%
Altria Group Inc.	35,000	1,366,750
Philip Morris International Inc.	85,000	6,235,600
Total Tobacco		7,602,350
Total Consumer Staples		46,524,454
Energy — 1.9%
Oil, Gas & Consumable Fuels — 1.9%
ConocoPhillips	33,000	1,391,940
HollyFrontier Corp.	35,000	1,100,750
Marathon Petroleum Corp.	130,000	4,568,200
Phillips 66	30,000	2,347,800
Valero Energy Corp.	84,858	5,654,937
Total Energy		15,063,627
Financials — 8.5%
Banks — 2.8%
Associated Banc-Corp.	144,800	2,028,648
CIT Group Inc.	129,512	2,349,348
Fifth Third Bancorp	189,540	3,675,181
First Horizon National Corp.	260,000	2,431,000
JPMorgan Chase & Co.	38,610	3,757,139

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2020

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Banks — continued
Regions Financial Corp.	347,621	$3,931,593
Zions Bancorp NA	103,350	3,400,732
Total Banks		21,573,641
Capital Markets — 1.0%
Ameriprise Financial Inc.	14,100	1,974,987
Bank of New York Mellon Corp.	155,800	5,791,086
Total Capital Markets		7,766,073
Consumer Finance — 1.6%
Ally Financial Inc.	62,200	1,084,768
Discover Financial Services	65,500	3,111,905
Navient Corp.	525,000	3,906,000
Synchrony Financial	198,000	4,033,260
Total Consumer Finance		12,135,933
Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B Shares	27,007	5,011,959	*
Insurance — 2.0%
Allstate Corp.	68,000	6,651,080
American Financial Group Inc.	13,000	783,120
Hartford Financial Services Group Inc.	105,900	4,054,911
Principal Financial Group Inc.	85,000	3,282,700
Unum Group	84,000	1,272,600
Total Insurance		16,044,411
Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.	490,900	4,030,289
Total Financials		66,562,306
Health Care — 18.0%
Biotechnology — 5.6%
AbbVie Inc.	108,500	10,054,695
Amgen Inc.	44,349	10,186,965
Biogen Inc.	27,700	8,506,393	*
Regeneron Pharmaceuticals Inc.	14,000	8,579,340	*
Vertex Pharmaceuticals Inc.	22,500	6,479,100	*
Total Biotechnology		43,806,493
Health Care Equipment & Supplies — 2.3%
Edwards Lifesciences Corp.	22,554	5,068,335	*
Haemonetics Corp.	49,175	5,393,514	*
West Pharmaceutical Services Inc.	34,800	7,518,192
Total Health Care Equipment & Supplies		17,980,041
Health Care Providers & Services — 5.3%
Amedisys Inc.	8,800	1,690,040 *

See Notes to Financial Statements.

6	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Health Care Providers & Services — continued
AMN Healthcare Services Inc.	70,700	$3,136,252	*
Chemed Corp.	16,282	7,791,100
Humana Inc.	24,200	9,937,730
Molina Healthcare Inc.	45,500	8,454,810	*
UnitedHealth Group Inc.	35,000	10,669,750
Total Health Care Providers & Services		41,679,682
Health Care Technology — 0.5%
Veeva Systems Inc., Class A Shares	20,000	4,377,400	*
Life Sciences Tools & Services — 0.8%
Bruker Corp.	142,000	6,145,760
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	175,000	10,451,000
Eli Lilly & Co.	9,900	1,514,205
Johnson & Johnson	33,150	4,931,062
Merck & Co. Inc.	134,883	10,887,756
Total Pharmaceuticals		27,784,023
Total Health Care		141,773,399
Industrials — 6.7%
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	18,200	7,069,608
Airlines — 0.3%
JetBlue Airways Corp.	192,660	1,940,086	*
Electrical Equipment — 0.5%
Eaton Corp. PLC	26,300	2,232,870
Hubbell Inc.	12,600	1,542,492
Total Electrical Equipment		3,775,362
Machinery — 2.0%
Allison Transmission Holdings Inc.	33,500	1,263,620
Cummins Inc.	42,000	7,123,200
Dover Corp.	45,000	4,376,250
Parker-Hannifin Corp.	17,000	3,059,490
Total Machinery		15,822,560
Professional Services — 1.9%
Exponent Inc.	49,100	3,645,184
FTI Consulting Inc.	55,500	6,685,530	*
Robert Half International Inc.	92,967	4,717,146
Total Professional Services		15,047,860
Road & Rail — 0.3%
Kansas City Southern	17,000	2,558,840

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2020

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Trading Companies & Distributors — 0.8%
HD Supply Holdings Inc.	41,600	$1,319,136	*
W.W. Grainger Inc.	16,200	5,015,844
Total Trading Companies & Distributors		6,334,980
Total Industrials		52,549,296
Information Technology — 27.0%
Communications Equipment — 1.3%
Cisco Systems Inc.	215,000	10,281,300
Electronic Equipment, Instruments & Components — 0.7%
Jabil Inc.	188,662	5,644,767
IT Services — 4.0%
Leidos Holdings Inc.	42,000	4,422,180
Mastercard Inc., Class A Shares	25,000	7,522,250
PayPal Holdings Inc.	81,997	12,710,355	*
Switch Inc., Class A Shares	200,600	3,833,466
Visa Inc., Class A Shares	14,000	2,733,360
Total IT Services		31,221,611
Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials Inc.	78,600	4,415,748
Intel Corp.	34,125	2,147,486
Lam Research Corp.	25,000	6,841,750
NVIDIA Corp.	36,000	12,780,720
Total Semiconductors & Semiconductor Equipment		26,185,704
Software — 12.0%
Adobe Inc.	33,000	12,757,800	*
Dropbox Inc., Class A Shares	165,000	3,724,050	*
Fortinet Inc.	65,032	9,052,454	*
Intuit Inc.	30,200	8,767,664
Manhattan Associates Inc.	20,300	1,794,520	*
Microsoft Corp.	175,000	32,068,750
NortonLifeLock Inc.	279,300	6,362,454
Oracle Corp.	121,875	6,553,219
Qualys Inc.	30,000	3,459,600	*
salesforce.com Inc.	55,000	9,613,450	*
Total Software		94,153,961
Technology Hardware, Storage & Peripherals — 5.7%
Apple Inc.	138,000	43,875,720
Xerox Holdings Corp.	55,000	873,400
Total Technology Hardware, Storage & Peripherals		44,749,120
Total Information Technology		212,236,463

See Notes to Financial Statements.

8	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Materials — 3.7%
Chemicals — 1.7%
CF Industries Holdings Inc.	45,000	$1,321,650
Dow Inc.	39,700	1,532,420
Eastman Chemical Co.	87,000	5,922,960
Huntsman Corp.	250,000	4,537,500
Total Chemicals		13,314,530
Containers & Packaging — 0.5%
International Paper Co.	103,000	3,507,150
Metals & Mining — 1.1%
Southern Copper Corp.	84,000	3,049,200
Steel Dynamics Inc.	210,000	5,577,600
Total Metals & Mining		8,626,800
Paper & Forest Products — 0.4%
Domtar Corp.	170,000	3,468,000
Total Materials		28,916,480
Real Estate — 3.5%
Equity Real Estate Investment Trusts (REITs) — 3.0%
Boston Properties Inc.	20,000	1,719,600
Brixmor Property Group Inc.	293,085	3,270,828
CoreCivic Inc.	151,296	1,820,091
Gaming and Leisure Properties Inc.	80,000	2,763,200
Iron Mountain Inc.	189,700	4,886,672
Lamar Advertising Co., Class A Shares	62,200	4,123,860
Life Storage Inc.	54,600	5,322,408
Total Equity Real Estate Investment Trusts (REITs)		23,906,659
Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A Shares	90,000	3,958,200	*
Total Real Estate		27,864,859
Utilities — 4.5%
Electric Utilities — 2.6%
ALLETE Inc.	97,000	5,696,810
FirstEnergy Corp.	68,000	2,873,680
IDACORP Inc.	30,000	2,796,900
NRG Energy Inc.	177,000	6,380,850
OGE Energy Corp.	80,000	2,505,600
Total Electric Utilities		20,253,840
Gas Utilities — 1.3%
National Fuel Gas Co.	130,000	5,456,100
Spire Inc.	65,200	4,754,384
Total Gas Utilities		10,210,484

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2020

QS U.S. Large Cap Equity Fund

Security		Shares	Value
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.		390,000	$4,871,100
Total Utilities			35,335,424
Total Investments before Short-Term Investments (Cost — $615,954,037)			784,964,072

Rate
Short-Term Investments — 0.2%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,688,655)	0.073%	1,688,655	1,688,655
Total Investments — 99.9% (Cost — $617,642,692)			786,652,727
Other Assets in Excess of Liabilities — 0.1%			831,841
Total Net Assets — 100.0%			$787,484,568

*	Non-income producing security.

At May 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	7	6/20	$988,882	$1,064,700	$75,818

See Notes to Financial Statements.

10	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2020

Assets:
Investments, at value (Cost — $617,642,692)	$786,652,727
Dividends and interest receivable	1,217,843
Deposits with brokers for open futures contracts	133,695
Receivable for Fund shares sold	3,444
Receivable from broker — net variation margin on open futures contracts	1,365
Prepaid expenses	33,117
Total Assets	788,042,191

Liabilities:
Investment management fee payable	413,601
Payable for Fund shares repurchased	98,324
Trustees’ fees payable	5,810
Service and/or distribution fees payable	12
Accrued expenses	39,876
Total Liabilities	557,623
Total Net Assets	$787,484,568

Net Assets:
Par value (Note 7)	$472
Paid-in capital in excess of par value	624,551,224
Total distributable earnings (loss)	162,932,872
Total Net Assets	$787,484,568

Net Assets:
Class FI	$59,978
Class I	$52,869
Class IS	$787,371,721

Shares Outstanding:
Class FI	3,577
Class I	3,170
Class IS	47,188,463

Net Asset Value:
Class FI (and redemption price)	$16.77
Class I (and redemption price)	$16.68
Class IS (and redemption price)	$16.69

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended May 31, 2020

Investment Income:
Dividends	$7,936,027
Interest	33,541
Total Investment Income	7,969,568

Expenses:
Investment management fee (Note 2)	2,803,493
Fund accounting fees	37,855
Trustees’ fees	34,188
Registration fees	28,842
Audit and tax fees	20,940
Legal fees	16,484
Insurance	4,367
Custody fees	4,242
Shareholder reports	3,708
Transfer agent fees (Note 5)	587
Service and/or distribution fees (Notes 2 and 5)	71
Interest expense	53
Miscellaneous expenses	4,175
Total Expenses	2,959,005
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(162,037)
Net Expenses	2,796,968
Net Investment Income	5,172,600

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(15,215,378)
Futures contracts	1,049,058
Net Realized Loss	(14,166,320)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(26,279,298)
Futures contracts	856
Change in Net Unrealized Appreciation (Depreciation)	(26,278,442)
Net Loss on Investments and Futures Contracts	(40,444,762)
Decrease in Net Assets From Operations	$(35,272,162)

See Notes to Financial Statements.

12	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2020 (unaudited) and the Year Ended November 30, 2019	2020	2019

Operations:
Net investment income	$5,172,600	$8,635,921
Net realized gain (loss)	(14,166,320)	67,323,899
Change in net unrealized appreciation (depreciation)	(26,278,442)	6,443,156
Increase (Decrease) in Net Assets From Operations	(35,272,162)	82,402,976

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(66,037,926)	(87,281,320)
Decrease in Net Assets From Distributions to Shareholders	(66,037,926)	(87,281,320)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	59,151,346	239,451,900
Reinvestment of distributions	66,037,926	87,281,320
Cost of shares repurchased	(98,972,626)	(118,950,055)
Shares redeemed in-kind (Note 8)	—	(16,407,421)
Increase in Net Assets From Fund Share Transactions	26,216,646	191,375,744
Increase (Decrease) in Net Assets	(75,093,442)	186,497,400

Net Assets:
Beginning of period	862,578,010	676,080,610
End of period	$787,484,568	$862,578,010

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$18.93	$19.84	$20.48	$16.79	$16.94	$17.75

Income (loss) from operations:
Net investment income	0.08	0.14	0.23	0.18	0.15	0.11
Net realized and unrealized gain (loss)	(0.85)	1.48	0.49	3.75	0.49	(0.15)
Total income (loss) from operations	(0.77)	1.62	0.72	3.93	0.64	(0.04)

Less distributions from:
Net investment income	(0.15)	(0.23)	(0.24)	(0.24)	—	(0.11)
Net realized gains	(1.24)	(2.30)	(1.12)	—	(0.79)	(0.66)
Total distributions	(1.39)	(2.53)	(1.36)	(0.24)	(0.79)	(0.77)

Net asset value, end of period	$16.77	$18.93	$19.84	$20.48	$16.79	$16.94
Total return[3]	(4.48)%	11.04%[4]	3.62%	23.71%	4.08%	(0.08)%

Net assets, end of period (000s)	$60	$60	$50	$24	$38	$91

Ratios to average net assets:
Gross expenses	1.35%[5]	1.36%	0.82%	1.21%	1.32%	1.17%
Net expenses[6,7]	1.05 [5]	1.05	0.78	1.05	1.05	1.05
Net investment income	0.95 [5]	0.81	1.15	0.97	0.98	0.64

Portfolio turnover rate	27%	54%[8]	40%	22%[8]	25%	48%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 10.98% for the year ended November 30, 2019.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]	2012

Net asset value, beginning of period	$18.84	$19.73	$20.40	$16.67	$16.96	$17.31	$10.45

Income (loss) from operations:
Net investment income	0.10	0.20	0.24	0.24	0.22	0.11	0.15
Net realized and unrealized gain (loss)	(0.84)	1.46	0.50	3.73	0.46	(0.46)	1.64
Total income (loss) from operations	(0.74)	1.66	0.74	3.97	0.68	(0.35)	1.79

Less distributions from:
Net investment income	(0.18)	(0.25)	(0.29)	(0.24)	(0.18)	—	(0.17)
Net realized gains	(1.24)	(2.30)	(1.12)	—	(0.79)	—	—
Total distributions	(1.42)	(2.55)	(1.41)	(0.24)	(0.97)	—	(0.17)

Net asset value, end of period	$16.68	$18.84	$19.73	$20.40	$16.67	$16.96	$12.07
Total return[4]	(4.32)%	11.33%[5]	3.74%	24.09%	4.42%	(2.02)%	17.37%

Net assets, end of period (000s)	$53	$55	$15,607	$12,691	$8,485	$4,623	$53

Ratios to average net assets:
Gross expenses	0.83%[6]	0.74%	0.74%	0.79%	0.80%	0.80%[6]	1.03%
Net expenses[7,8]	0.79 [6]	0.70	0.70	0.70	0.71	0.77 [6]	0.80
Net investment income	1.21 [6]	1.14	1.22	1.34	1.40	1.13 [6]	1.28

Portfolio turnover rate	27%	54%[9]	40%	22%[9]	25%	48%[9,10]	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2020 (unaudited).

[3]	For the period May 1, 2015 (re-inception date) to November 30, 2015. Class I shares had previously liquidated on May 28, 2013 and resumed operations on May 1, 2015 upon shareholder investment.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 9.73% for the year ended November 30, 2019.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[9]	Excludes securities delivered as a result of a redemption in-kind.

[10]	For the year ended November 30, 2015.

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$18.87	$19.74	$20.41	$16.67	$16.97	$17.75

Income (loss) from operations:
Net investment income	0.11	0.21	0.24	0.24	0.22	0.17
Net realized and unrealized gain (loss)	(0.84)	1.47	0.50	3.74	0.45	(0.14)
Total income (loss) from operations	(0.73)	1.68	0.74	3.98	0.67	0.03

Less distributions from:
Net investment income	(0.21)	(0.25)	(0.29)	(0.24)	(0.18)	(0.15)
Net realized gains	(1.24)	(2.30)	(1.12)	—	(0.79)	(0.66)
Total distributions	(1.45)	(2.55)	(1.41)	(0.24)	(0.97)	(0.81)

Net asset value, end of period	$16.69	$18.87	$19.74	$20.41	$16.67	$16.97
Total return[3]	(4.30)%	11.44%[4]	3.74%	24.15%	4.35%	0.32%

Net assets, end of period (millions)	$787	$862	$660	$684	$773	$810

Ratios to average net assets:
Gross expenses	0.74%[5]	0.74%	0.74%	0.79%	0.79%	0.79%
Net expenses[6,7]	0.70 [5]	0.70	0.70	0.70	0.69	0.76
Net investment income	1.29 [5]	1.18	1.21	1.33	1.39	0.99

Portfolio turnover rate	27%	54%[8]	40%	22%[8]	25%	48%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended November 30, 2019.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$784,964,072	—	—	$784,964,072
Short-Term Investments†	1,688,655	—	—	1,688,655
Total Investments	$786,652,727	—	—	$786,652,727
Other Financial Instruments:
Futures Contracts	$75,818	—	—	$75,818
Total	$786,728,545	—	—	$786,728,545

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

20	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of May 31, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

22	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, Class I and Class IS shares did not exceed 1.05%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended May 31, 2020, fees waived and/or expenses reimbursed amounted to $162,037.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended May 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$214,167,322
Sales	245,757,746

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

At May 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$617,642,692	$227,077,722	$(58,067,687)	$169,010,035
Futures contracts	—	75,818	—	75,818

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2020.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$75,818

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$1,049,058

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$856

24	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

During the six months ended May 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$6,161,286

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class FI	$71	$103
Class I	—	25
Class IS	—	459
Total	$71	$587

For the six months ended May 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class FI	$85
Class I	10
Class IS	161,942
Total	$162,037

6. Distributions to shareholders by class

	Six Months Ended May 31, 2020	Year Ended November 30, 2019
Net Investment Income:
Class FI	$472	$586
Class I	541	206,270
Class IS	9,499,012	8,293,150
Total	$9,500,025	$8,500,006

Net Realized Gains:
Class FI	$3,913	$5,794
Class I	3,648	1,867,947
Class IS	56,530,340	76,907,573
Total	$56,537,901	$78,781,314

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At May 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2020		Year Ended November 30, 2019
	Shares	Amount	Shares	Amount
Class FI
Shares sold	273	$4,441	386	$6,627
Shares issued on reinvestment	246	4,385	412	6,380
Shares repurchased	(88)	(1,560)	(165)	(2,558)
Net increase	431	$7,266	633	$10,449

Class I
Shares sold	—	—	127,195	$2,233,335
Shares issued on reinvestment	236	$4,189	135,215	2,074,217
Shares repurchased	—	—	(90,480)	(1,540,089)
Shares redeemed in-kind	—	—	(960,060)	(16,407,421)
Net increase(decrease)	236	$4,189	(788,130)	$(13,639,958)

Class IS
Shares sold	3,844,999	$59,146,905	13,381,568	$237,211,938
Shares issued on reinvestment	3,730,472	66,029,352	5,533,408	85,200,723
Shares repurchased	(6,099,315)	(98,971,066)	(6,658,407)	(117,407,408)
Net increase	1,476,156	$26,205,191	12,256,569	$205,005,253

8. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended November 30, 2019, the Fund had redemptions in-kind with total proceeds in the amount of $16,407,421. The net realized gains on these redemptions in-kind amounted to $5,635,264, which was not realized for tax purposes.

9. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals.

26	QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report

Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that have been presented to the shareholders of the Fund for their approval.

* * *

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

QS U.S. Large Cap Equity Fund 2020 Semi-Annual Report	27

Board approval of new management and

new subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees held on April 7, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust, approved new management and investment advisory agreements to take effect, subject to shareholder approval, upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton.1 The agreements were a new management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, a new sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors ”) provides day-to-day management of the Fund’s portfolio, and a new sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Subadvisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The new management agreement and new sub-advisory agreements are collectively referred to as the “New Agreements.”) The Manager and the Subadvisers are wholly-owned subsidiaries of Legg Mason, Inc. Upon completion of the sale (referred to herein as the “Transaction”), the Manager and the Subadvisers will become subsidiaries of Franklin Templeton. The sale will result in what is commonly called a “change of control” of Legg Mason and will cause the current management agreement with the Manager and the current sub-advisory agreements between the Manager and the Subadvisers to terminate in accordance with applicable law. (The current management agreement and current sub-advisory agreements are collectively referred to as the “Current Agreements.”) The New Agreements are identical to the Current Agreements, except for the dates of execution, effectiveness and termination. The Board also approved an interim management agreement with the Manager and interim sub-advisory agreements between the Manager and the Subadvisers that would take effect in the event shareholders do not approve the New Agreements before the Transaction is completed to allow the Manager and the Subadvisers to continue providing services to the Fund while shareholder approval of the New Agreements continues to be sought. (The interim management agreement and interim sub-advisory agreements are collectively referred to as the “Interim Agreements.”) The terms of the Interim Agreements are identical to those of the Current Agreements, except for the term and certain escrow provisions. The Board considered that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, including as recently as at a meeting of the Trust’s Board of Trustees held in November 2019.

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

28	QS U.S. Large Cap Equity Fund

At a telephonic meeting of the Trust’s Board of Trustees held on March 9, 2020, the Trustees discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

At the March and April meetings, the Independent Trustees considered, among other things, the anticipated impact of the Transaction on the Fund and its shareholders. To assist the Independent Trustees in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including performance and expense comparison data and profitability information with respect to the Fund and the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Franklin Templeton, Legg Mason, the Manager and the Subadvisers. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the New Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board. Following their review of this information, the Independent Trustees requested additional information from Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to these requests, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in portions of the meetings and addressed various questions raised by the Independent Trustees.

In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its shareholders. The Trustees’ evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Current Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

QS U.S. Large Cap Equity Fund	29

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

Among other things, the Trustees considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Subadvisers, including compliance and other non-advisory services, and represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)	that Franklin Templeton and Legg Mason informed the Board regarding initial transition plans and that they are instituting long-term retention arrangements for key personnel;

(v)	that Franklin Templeton informed the Board that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution;

(vi)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vii)

that Franklin Templeton informed the Board that it has no present intention to alter currently effective expense waivers and reimbursement arrangements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(viii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of Fund as a result of the Transaction;

(ix)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(x)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expenses by spreading expenses over a larger asset base;

30	QS U.S. Large Cap Equity Fund

(xi)

that Franklin Templeton and Legg Mason will each derive direct and ancillary benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xii)	the fact that the Fund’s contractual management fee rate will remain the same and will not increase by virtue of the New Agreements;

(xiii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiv)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xv)

that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years. At the November 2019 meeting, the Board conducted a full review of the investment advisory and distribution arrangements for the Fund and approved the Current Agreements in accordance with the provisions of the Investment Company Act of 1940, as amended. Without any one factor being dispositive, in approving the Current Agreements, the Board determined, in the exercise of the Trustees’ business judgment, that: (a) overall, the Board was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Current Agreement by the Manager and Subadvisers and their affiliates; (b) the overall performance of the Fund was satisfactory and that management was committed to providing the resources necessary to assist the Fund’s portfolio managers; (c) the Fund’s management fees and cost structure are reasonable in light of the comparative performance and expense information and in relation to the services provided; (d) in light of the costs of providing investment management and other services to the Fund and the Manager’s and Subadvisers’ ongoing commitment to the Fund, the profits that Legg Mason and its affiliates received were considered to be not excessive; (e) the Fund had asset level break points in the management fee structure and that shareholders of the Fund would benefit to the extent the Fund’s assets increased, and that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources; and (f) the ancillary benefits that the Manager and Subadvisers and their affiliates received were considered reasonable;

QS U.S. Large Cap Equity Fund	31

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

(xvi)	that the Current Agreements were considered and approved as recently as November 2019;

(xvii)

that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated; and

(xviii)

that under the definitive agreement between Legg Mason and Franklin Templeton (the “Transaction Agreement”), Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the Investment Company Act of 1940, as amended, and that, in furtherance of the foregoing, Franklin Templeton agreed to use reasonable best efforts to conduct its business so that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any investment adviser for the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act of 1940, as amended, including any interpretations or no-action letters of the Securities and Exchange Commission) on any Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In connection with the most recent approval or continuation of each Current Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The discussion below covers both the advisory and the administrative functions rendered by the Manager for the Fund, both of which functions are encompassed by the New Management Agreement for the Fund, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-advisory Agreements for the Fund. The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles and compensation of the Manager and the Subadvisers in providing services to the Fund.

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees discussed the Transaction and the proposed approval of the New Agreements for the Fund on multiple occasions with their independent legal counsel in private sessions at which no representatives of Franklin Templeton, Legg Mason, or the Manager or Subadvisers for the Fund were present.

32	QS U.S. Large Cap Equity Fund

Nature, Extent and Quality of the Services to be provided to the Fund under the New Management Agreement and New Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Current Agreements. In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Subadvisers under the New Management Agreement and New Sub-advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Subadvisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services rendered to the Fund and its shareholders by the Manager. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board received and reviewed on a regular basis information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant

QS U.S. Large Cap Equity Fund	33

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

to Rule 38a-1 under the Investment Company Act of 1940, as amended, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Manager and Subadvisers.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund (including policies and practices regarding soft dollars and brokerage allocation), and Franklin Templeton’s representations that the brokerage practices and standards applied by the Manager and Subadvisers in seeking best execution will continue.

Fund Performance

The Board received and reviewed performance information for the Fund and for all retail and institutional large-cap core funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that, while the Board has found the Broadridge data generally useful, the Trustees recognized the limitations of such data, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended December 31, 2019. The Fund’s Class IS shares performed below the median performance of the funds in the Performance Universe for the one-, three- and five-year periods, and performed better than the median performance of the funds in the Performance Universe for the ten-year period. The Board also reviewed performance information provided by the Manager for periods ended February 29, 2020 and March 31, 2020. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended December 31, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Board noted the explanations from the Manager and QS Investors concerning the Fund’s relative performance versus the peer group for the various periods.

*  *  *  *  *  *

34	QS U.S. Large Cap Equity Fund

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by the Manager and the Subadvisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services, including portfolio management, expected to be provided under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Management Fees and Expense Ratios

The Board considered that it had reviewed the Fund’s management fee and total expense ratio in connection with the November 2019 contract renewal meeting. The Board noted that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fee, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided and expected to be provided by the Manager and the Subadvisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Subadvisers. In addition, the Board also reviewed and considered the actual management fee rate (the “Actual Management Fee”) paid by the Fund over the Fund’s last fiscal year which included reductions for fee waiver and/or expense reimbursement arrangements that were in effect for the Fund. The Board also considered the management fee, the fees of each Subadviser and the portion of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts.

The Board also reviewed information regarding the scope of services provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadvisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

QS U.S. Large Cap Equity Fund	35

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of 11 institutional large-cap core funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional large-cap core funds (the “Expense Universe”). It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. This information showed that the Fund’s Contractual Management Fee and Actual Management Fee were higher than the median of management fees paid by the funds in the Expense Group and the Expense Universe. This information also showed that the Fund’s total expense ratio was slightly higher than the median of the total expense ratios of the funds in the Expense Group, but was lower than the median of the total expense ratios of the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

In evaluating the costs of the services to be provided by the Manager and the Subadvisers under the New Agreements, the Trustees considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Manager Profitability and Economies of Scale

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board also received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund’s assets grow. The Board noted that the Fund’s assets had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize other economies of scale or efficiencies as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The

36	QS U.S. Large Cap Equity Fund

Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources (e.g., enhanced cyber security oversight, enhanced risk management oversight, etc.).

The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

*  *  *  *  *  *

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services expected to be provided to the Fund under the New Agreements after the Transaction.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Subadvisers, as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates receive were reasonable. In evaluating the fall-out benefits to be received by the Manager and the Subadvisers under the New Agreements, the Trustees considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Current Agreements.

The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

*  *  *  *  *  *

QS U.S. Large Cap Equity Fund	37

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the New Agreements for the Fund, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the New Agreements and to recommend that shareholders approve the New Agreements.

38	QS U.S. Large Cap Equity Fund

QS

U.S. Large Cap Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS U.S. Large Cap Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS U.S. Large Cap Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011125 7/20 SR20-3914

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 20, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 20, 2020